SEGMENT INFORMATION - PERCENT OF SALES BY BUSINESS UNIT (Details)		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	100.00%	100.00%	100.00%
Fabric Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	22.00%	22.00%	22.00%
Baby Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	13.00%	14.00%	14.00%
Hair Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	10.00%	10.00%	10.00%
Home Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	10.00%	10.00%	10.00%
Skin and Personal Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	9.00%	8.00%	8.00%
Shave Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	8.00%	9.00%	9.00%
Family Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	8.00%	8.00%	8.00%
Oral Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	8.00%	8.00%	8.00%
Feminine Care
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	6.00%	6.00%	6.00%
All Other
Segment Reporting Information [Line Items]
Segment Reporting, Additional Information about Entity's Reportable Segments - Percent of Sales by Business Unit	[1]	6.00%	5.00%	5.00%

[1]	% of sales by business unit excludes sales held in Corporate.